38. Risk management (Details 1) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of risk management strategy related to hedge accounting [line items]
Guarantees given as collateral		$ 287	$ 91
Fair value hedges [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gains/ (losses) recognized in the statement of income		(5,342)	(3,666)	$ (4,101)
Recognized in Net finance income (expense) [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gains/ (losses) recognized in the statement of income		(5,034)	(3,296)	(3,685)
Commodity derivatives [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guarantees given as collateral		13	57
Commodity derivatives [member] | Crude oil [member] | Fair value hedges [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gains/ (losses) recognized in the statement of income		(502)	(216)	(401)
Commodity derivatives [member] | Gaso line [member] | Fair value hedges [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gains/ (losses) recognized in the statement of income			11	(34)
Commodity derivatives [member] | Diesel [member] | Fair value hedges [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gains/ (losses) recognized in the statement of income			(12)
Commodity derivatives [member] | Other commodity derivative transactions [member] | Fair value hedges [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gains/ (losses) recognized in the statement of income		194	(153)	19
Commodity derivatives [member] | Recognized in Other Income and Expenses [member] | Fair value hedges [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gains/ (losses) recognized in the statement of income		(308)	(370)	(416)
Currency derivatives [member] | Fair value hedges [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gains/ (losses) recognized in the statement of income		(278)	(278)	(370)
Guarantees given as collateral		78	230
Currency derivatives [member] | Swap Pounds Sterling [member] | Fair value hedges [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gains/ (losses) recognized in the statement of income		11	(18)	(265)
Currency derivatives [member] | NDF - Euro [member] | Fair value hedges [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gains/ (losses) recognized in the statement of income		(23)	(153)	(129)
Currency derivatives [member] | NDF - Pounds Sterling [member] | Fair value hedges [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gains/ (losses) recognized in the statement of income		(284)	7
Currency derivatives [member] | Others [member] | Fair value hedges [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gains/ (losses) recognized in the statement of income		(2)	6	36
Interest rate derivatives [member] | Fair value hedges [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gains/ (losses) recognized in the statement of income		(36)	6
Interest rate derivatives [member] | Swap - CDI [member] | Fair value hedges [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gains/ (losses) recognized in the statement of income		(36)	6
Cash flow hedges [member] | Fair value hedges [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gains/ (losses) recognized in the statement of income	[1]	(4,720)	(3,136)	(3,315)
Gains/ (losses) recognized in other comprehensive income	[1]	$ (17,542)	$ (5,060)	$ (5,635)

[1]	As presented in note 38.3.